Trade Accounts Receivable, Net - Disclosure of Trade Accounts Receivable, Net (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade accounts receivables	$ 25,615	$ 26,856
Loans to employees	108	128
Others	2,614	2,435
Allowance for expected credit losses	(2,114)	(1,375)
Trade accounts receivable, Net	28,164	32,316
The Coca-Cola company [member]
Disclosure of financial assets [line items]
Receivables from related parties	1,173	2,054
Heineken [member]
Disclosure of financial assets [line items]
Receivables from related parties	$ 768	999
Former Shareholders Vonpar [member]
Disclosure of financial assets [line items]
Receivables from related parties		$ 1,219